Taxes - Minimum Tax Rate (Colombia Tax Law) (Details) - COP ($) $ in Billions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about income tax [Line Items]
Income tax rate for future years in free zones	15.00%
Net income tax of Colombia Group companies	$ 4,417	$ 12,208	$ 11,516
Tax discounts and tax credit		(11)	(18)
Profit before income tax expense of Colombia Group companies	18,861	30,707	36,899
Share of profits of associates and joint ventures of the respective taxable year of Colombia companies	(710)	$ (764)	$ (805)
Colombia
Disclosure of detailed information about income tax [Line Items]
Net income tax of Colombia Group companies	4,417
Tax discounts and tax credit	23
Total Tax Adjusted	4,440
Profit before income tax expense of Colombia Group companies	18,861
Permanent differences enshrined in law and that increase net income	9,568
Income that does not constitute income or occasional profit, which affects accounting or financial profit	(6,596)
Share of profits of associates and joint ventures of the respective taxable year of Colombia companies	(12,364)
Exempt income due to the application of treaties to avoid double taxation	(2,281)
Offsetting of tax losses or excesses of presumptive income taken in the taxable year and that did not affect the accounting profit of the year	(2)
Total Adjusted Profit	$ 7,186
Adjusted tax rate	61.79%
Ecopetrol Group | Colombia
Disclosure of detailed information about income tax [Line Items]
Income tax rate for future years in free zones	15.00%